Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

At December 31, 2015 and 2014, property and equipment consisted of the following:

	Useful Life	2015	2014
Leasehold improvements	10 Years	$23,976	$-
Less: accumulated depreciation		(13,274)	-
Property and equipment, net		$10,702	$0